BORROWINGS	3 Months Ended
Jun. 30, 2011
BORROWINGS [Text Block]
12.	BORROWINGS

Borrowings consist of the following:

Short-term borrowings		June 30, 2011			December 31, 2010
		( Unaudited)

Lender	Interest rate	Maturity date	Balance	Interest rate	Maturity date	Balance
Lishuang Lu	-	-	-	19.44%	February 17, 2011	$ 3,640,800
Mingyou Chen	-	-	-	22.80%	February 20, 2011	5,006,100
Shanghai Fuxing
Pawnshop Co, ltd	-	-	-	36.00%	February 26, 2011	2,578,900
Shanghai Shencai
Pawnshop Co, ltd	-	-	-	36.00%	February 20, 2011	841,935
Subtotal			-			$ 12,067,735
Entrusted bank
loans

China CITIC Bank	1	January 27, 2012	46,356,000	-	-	-

Short-term
bank loans

China Bank	6.14%	August 27, 2011	6,335,320	-	-	-
China Construction Bank	2	April 18,2012	1,854,240	-	-	-
Qishang Bank	9.45%	October 20, 2011	123,616	-	-	-
China CITIC Bank	3	April 13, 2012	5,408,200
Subtotal			13,721,376			-
			$60,077,376			$ 12,067,735

Long-term borrowings		June 30, 2011			December 31, 2010
	Interest
Lender	rate	Maturity date	Balance	Interest rate	Maturity date	Balance
Shaopin Lu	12.00%	March 1, 2013	4,250,000	-	-	-

Subtotal			$4,250,000			$ -

[1]	Floating rate, 258% of basis interest rate of PBOC
[2]	Floating rate, 115% of basis interest rate of PBOC
[3]	Floating rate, 120% of basis interest rate of PBOC

The weighted average interest rate for the outstanding short-term bank loans was 13.89% and 25.53% as of June 30, 2011 and December 31, 2010, respectively.

As of June 30, 2011, the outstanding short-term loans amounting to US$6,335,320 and US$1,854,240 were pledged by bank deposits of US$6,489,840 and commercial properties amounting to US$8,400,404, respectively. A short-term bank loan from Qishang Bank was guaranteed by Zibo Shudong Synthetic Glass Co., Ltd, Zibo Bodong machinery packaging Co., Ltd, Wei Zhao and Yong Liu. A short-term borrowing from China CITIC Bank was secured by a pledge of commercial properties amounting to US$3,969,462 and guaranteed by Lianmo Wu, husband of the controlling stockholder. A long-term borrowing from Shaopin Lu was guaranteed by the ultimate controlling stockholders of the Company.

Interest expenses were US$4,274,918 and US$173,533 for the six months ended June 30, 2011 and 2010, respectively, and US$2,123,941 and US$27,992 for the three months ended June 30, 2011 and 2010, respectively.

The weighted average amounts of the borrowings were US$ 52,431,382.01 for the six months ended June 30, 2011.

As of June 30, 2011, the Company is in compliance with the covenant requirements with respect to the outstanding borrowings.